Derivatives - Cash Flow Hedge Balances (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Cash Flow Hedge Balances
Gains (losses) recognized on the hedging instruments	€ (557)	€ (1,589)	€ (600)
Gains (losses) on the hedged items, which were attributable to the hedged risk	593	1,252	1,000
Losses recognized due to hedge ineffectiveness which includes the forward points element of the hedging instruments	€ 345	€ 348	€ 437
Average foreign currency rate for the Groups foreign currency Euro/USD swap portfolio	0.82